Capital Stock (Details) - Schedule of Black-Scholes Option Valuation Model, with the Following Weighted Average Assumptions - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Black-Scholes Option Valuation Model, with the Following Weighted Average Assumptions [Abstract]
Stock price	$ 2.21	$ 4.1
Exercise price	$ 2.21	$ 4.1
Expected risk free interest rate	3.99%	1.20%
Expected volatility	174.20%	227.90%
Expected life in years	5 years	5 years
Expected dividend yield
Grant date fair value per option	$ 2.11	$ 4.06